Operating Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2026	¥ 5,870
2027	5,355
2028	4,497
2029	541
2030 and thereafter	0
Total future lease payments	16,263
Less: imputed interest	(1,587)
Balance as of December 31, 2025	¥ 14,676